Note 9 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Impaired Intangible Assets [Table Text Block]
	December 31,
	2022	2021
Licenses	$–	$2,500
Branding, Sow Good	–	159,083
Branding, Sustain Us	–	48,399
Trademarks and patents	–	94,262
Total intangible assets	$–	$304,244